UNITED STATES
           SECURITIES AND EXCHANGE COM   MISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information
contained herein is true, correct and COM   plete, and that it is
understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
February 12, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: $310,381 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101      491     6300 SH       Sole                  6300
America Movil - Series L       ADR       02364W105     8160   180450 SH       Sole                180450
Amgen                          COM       031162100     7359   107687 SH       Sole                107687
Anheuser Busch Inc             COM       035229103      701    14238 SH       Sole                 14238
BP PLC-Sponsored               ADR       055622104      428     6384 SH       Sole                  6384
Becton Dickinson & Co.         COM       075887109     6162    87834 SH       Sole                 87834
Berkshire Hathaway Class B     COM       084670207    13143     3585 SH       Sole                  3585
Capital One Financial Corporat COM       14040H105     5887    76639 SH       Sole                 76639
Charles River Labs Internation COM       159864107      360     8325 SH       Sole                  8325
ChevronTexaco Corp             COM       166764100      285     3870 SH       Sole                  3870
Cisco Systems, Inc.            COM       17275R102    11136   407455 SH       Sole                407455
Citigroup Inc                  COM       172967101    11765   211209 SH       Sole                211209
Coca Cola                      COM       191216100     8607   178380 SH       Sole                178380
Comcast Corp Cl A              COM       20030N101    10782   254716 SH       Sole                254716
Danaher Corporation            COM       235851102    12455   171941 SH       Sole                171941
Dover Corp.                    COM       260003108     1542    31465 SH       Sole                 31465
Eli Lilly Co Inc               COM       532457108      355     6810 SH       Sole                  6810
Exxon Mobil Corporation        COM       30231G102     1807    23580 SH       Sole                 23580
Fiserv Inc.                    COM       337738108    10641   202990 SH       Sole                202990
General Electric               COM       369604103      762    20466 SH       Sole                 20466
Grupo Modelo S.A. de C.V.      COM       P4833F104      172    31000 SH       Sole                 31000
Home Depot                     COM       437076102     7717   192155 SH       Sole                192155
ITT Industries                 COM       450911102     1292    22736 SH       Sole                 22736
International Business Machine COM       459200101      607     6246 SH       Sole                  6246
JP Morgan Chase & Co.          COM       46625H100      457     9454 SH       Sole                  9454
Johnson & Johnson              COM       478160104    12089   183105 SH       Sole                183105
Lee Enterprises                COM       523768109      248     8000 SH       Sole                  8000
Liberty Media Hldg Corp Intera COM       53071M104     6176   286301 SH       Sole                286301
Linear Technology Corp.        COM       535678106     6488   214000 SH       Sole                214000
Marsh & McLennan               COM       571748102     8248   268995 SH       Sole                268995
McDonald's Corp.               COM       580135101    12581   283790 SH       Sole                283790
Microsoft Corp.                COM       594918104    11378   381039 SH       Sole                381039
Mohawk Industries              COM       608190104      281     3750 SH       Sole                  3750
Morgan Stanley Dean Witter Inc COM       617446448    12677   155673 SH       Sole                155673
Nestle SA                      ADR       641069406      240     2700 SH       Sole                  2700
Novartis AG                    ADR       66987V109    12089   210464 SH       Sole                210464
Pepsico                        COM       713448108     7768   124185 SH       Sole                124185
Pfizer                         COM       717081103      440    16970 SH       Sole                 16970
Procter & Gamble               COM       742718109      560     8706 SH       Sole                  8706
Sasol LTD Sponsored            ADR       803866300     7092   192195 SH       Sole                192195
Symantec Corp.                 COM       871503108     6378   305890 SH       Sole                305890
Sysco Corp.                    COM       871829107     9196   250175 SH       Sole                250175
Target Corp.                   COM       87612E106    11389   199629 SH       Sole                199629
United Parcel Service          COM       911312106     7169    95610 SH       Sole                 95610
UnitedHealth Group             COM       91324P102    10851   201970 SH       Sole                201970
Vanguard Total Stock Market Vi COM       922908769      629     4489 SH       Sole                  4489
Wal-Mart Stores                COM       931142103    10105   218817 SH       Sole                218817
Walgreen Co                    COM       931422109     6916   150726 SH       Sole                150726
Wells Fargo                    COM       949746101    11123   312808 SH       Sole                312808
iShares MSCI EAFE Index Fund   COM       464287465    14926   203847 SH       Sole                203847
iShares MSCI Emerging Markets  COM       464287234      271     2375 SH       Sole                  2375